Other Assets	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Other Assets
20.
OTHER ASSETS

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Spare parts	$3,380	$2,233
Refundable deposits	1,964	1,995
Other financial assets	1,000	1,000
Others	1,916	2,223
	$8,260	$7,451
Current
Spare parts	$3,380	$2,233
Others	175	589
	$3,555	$2,822
Noncurrent
Refundable deposits	$1,964	$1,995
Other financial assets	1,000	1,000
Others	1,741	1,634
	$4,705	$4,629

Other financial assets - noncurrent was Piping Fund. As part of the government’s effort to upgrade the existing telecommunications infrastructure, Chunghwa and other public utility companies were required by the

ROC government to contribute to a Piping Fund administered by the Taipei City Government. This fund was used to finance various telecommunications infrastructure projects. Net assets of this fund will be returned proportionately after the project is completed.